SCHEDULE OF GOODWILL (Details) - Seamless Group Inc [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Godwill, beginning balance	$ 19,229,528	$ 19,618,594
Goodwill upon disposal		(389,066)
Goodwill upon acquisition (Note 7)	7,851,590
Godwill, ending Balance	$ 27,081,118	$ 19,229,528